Intangible Assets (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Computer software
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	20.00%	20.00%
Licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	3.60%	3.60%
Licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	24.00%	24.00%
Brand | Minimum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	5.13%	5.13%
Brand | Maximum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	23.53%	23.50%
Customer-related intangible assets | Minimum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	10.00%	9.52%
Customer-related intangible assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	20.69%	20.70%
Other intangible assets | Minimum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	6.67%	6.67%
Other intangible assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (%)	25.00%	20.00%